Business combinations - Additional information (Details) € / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Apr. 23, 2025 EUR (€) shares € / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Apr. 23, 2025 $ / shares
Business combinations
Acquisition related costs	€ 16,800
YOOX Net-a-Porter Group S.p.A (YNAP)
Business combinations
Percentage of voting interests acquired	100.00%
Consideration transferred	€ 330,221
Consideration transferred fair value	€ 345,600
Number of shares issued | shares	49,741,342
Share price used to calculate value of shares transferred as consideration in business combination | (per share)	€ 6.95			$ 7.93
Fair value of identifiable intangible assets as of acquisition date	€ 0
Threshold net financial position	555,000
Shortfall on net financial position	15,300
Trade and other receivables, gross contractual amount	66,900
Trade and other receivables, expected uncollectible amount	2,600
Revenue of acquiree since acquisition date		€ 348,300
Net loss of acquiree since acquisition date		€ (40,500)
Proforma revenue of combined entity			€ 2,918,600
Profit net loss of combined entity			88,800
Bargain purchase gain	623,531		€ 623,500
Identifiable net assets	€ 953,752